Form N-1A Supplement	Mar. 31, 2025
Nuveen Core Impact Bond Fund | Nuveen Core Impact Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT NO. 1
Dated June 1, 2026 to the Summary Prospectus of the Nuveen Core Impact Bond Fund dated August 1, 2025

The Board of Trustees (the “Board”) of the Nuveen Core Impact Bond Fund has approved the following changes to the Fund’s name and its non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the “Name Policy”), which are expected to go into effect on August 1, 2026:

•	The Fund’s name will be changed from “Nuveen Core Impact Bond Fund” to “Nuveen Core and Impact Bond Fund.”

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in bonds will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in a combination of core bonds and impact bonds.

Nuveen Green Bond Fund | Nuveen Green Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT NO. 1
Dated June 1, 2026 to the Summary Prospectuses of the Nuveen Green Bond Fund and Nuveen Short Duration Impact Bond Fund dated August 1, 2025, as supplemented May 1, 2026

The Board of the Nuveen Green Bond Fund has approved the following changes to the Fund’s Name Policy, which is expected to go into effect on August 1, 2026:

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in bonds will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in green bonds.

Nuveen Short Duration Impact Bond Fund | Nuveen Short Duration Impact Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT NO. 1
Dated June 1, 2026 to the Summary Prospectuses of the Nuveen Green Bond Fund and Nuveen Short Duration Impact Bond Fund dated August 1, 2025, as supplemented May 1, 2026

The Board of the Nuveen Short Duration Impact Bond Fund has approved the following changes to the Fund’s name and its Name Policy, which are expected to go into effect on August 1, 2026:

•	The Fund’s name will be changed from “Nuveen Short Duration Impact Bond Fund” to “Nuveen Short Duration and Impact Bond Fund.”

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in bonds will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in a combination of short duration bonds and impact bonds.

Nuveen Inflation Linked Bond Fund | Nuveen Inflation Linked Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT NO. 1 dated June 1, 2026 to the Statutory Prospectus of the Nuveen Inflation Linked Bond, Real Estate Securities Select, Emerging Markets Debt and International Bond Funds dated May 1, 2026
Nuveen Real Estate Securities Select Fund | Nuveen Real Estate Securities Select Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT NO. 1 dated June 1, 2026 to the Statutory Prospectus of the Nuveen Inflation Linked Bond, Real Estate Securities Select, Emerging Markets Debt and International Bond Funds dated May 1, 2026
Nuveen International Bond Fund | Nuveen International Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT NO. 1 dated June 1, 2026 to the Statutory Prospectus of the Nuveen Inflation Linked Bond, Real Estate Securities Select, Emerging Markets Debt and International Bond Funds dated May 1, 2026
Nuveen Emerging Markets Debt Fund | Nuveen Emerging Markets Debt Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	SUPPLEMENT NO. 1 dated June 1, 2026 to the Statutory Prospectus of the Nuveen Inflation Linked Bond, Real Estate Securities Select, Emerging Markets Debt and International Bond Funds dated May 1, 2026